OTHER EXPENSES (INCOME), NET (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Other Income And Expenses [Line Items]
Impairment of intangibles assets (see also Note 9)		$ 3,289	$ 1,705	$ 323
Impairment of goodwill (see also Note 2m)		3,843	1,185
Changes in the fair value contingent consideration		$ (4,105)	$ (3,012)	$ 1,209
Impairment of investment in affiliated companies	[1]			1,000
Gain from loss of control	[2]			$ (7,273)
Changes in the fair value of Iluminage Beauty	[3]	$ 330	$ 4,590
Other		(427)		$ 118
Total		$ 2,930	$ 4,468	$ (4,623)

[1]	On March 15, 2012, Syneron invested in Juvenis, an Israel-based company. Under the terms of the agreement, Syneron made an initial investment in Juvenis of $1,000 in cash. On November 11, 2013, Juvenis' board of directors resolved that Juvenis should cease its operations due to lack of funds. Refer to note 4 for further details.
[2]	On December 9, 2013, based on the fair value method, the Company recorded an investment in Iluminage Beauty of $24,720, which represented the fair value of Iluminage Beauty 's common stock held by the Company on the deconsolidation date and recorded a gain on deconsolidation of $7,273.
[3]	During 2014 and 2015, the Company recorded a loss in the amount of $4,590 and $330 respectively, due to changes in the fair value of its investment in Iluminage Beauty. Refer to Notes 4 and 1b3 for further details.